Document and Entity Information	Oct. 19, 2022
Cover [Abstract]
Entity Registrant Name	ACORDA THERAPEUTICS INC
Entity Address, Address Line Two	3rd Floor
Amendment Flag	false
Entity Central Index Key	0001008848
Document Type	8-K
Document Period End Date	Oct. 19, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-31938
Entity Tax Identification Number	13-3831168
Entity Address, Address Line One	2 Blue Hill Plaza
Entity Address, City or Town	Pearl River
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10965
City Area Code	(914)
Local Phone Number	347-4300
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	ACOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false